Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0001637459
Registrant Name	Kraft Heinz Co
Registration File Number	333-284906
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES